Investments: Realized Gain (Loss) on Investments (Tables)	12 Months Ended
Dec. 31, 2016
Tables/Schedules
Realized Gain (Loss) on Investments

	2016	2015	2014
Debt securities
Gross gains on sales	$ -	$ 117	$ -

Net realized investment gains	$ -	$ 117	$ -